Acquisition costs and other expenditure - Exercise price ranges for options (Details)	12 Months Ended
	Dec. 31, 2022 Options £ / shares	Dec. 31, 2021 Options £ / shares	Dec. 31, 2020 Options £ / shares	Dec. 31, 2019 Options £ / shares
Summary of options exercise price range
Outstanding - Number outstanding | Options	1,000,000	2,000,000	2,000,000
SAYE options
Summary of options exercise price range
Outstanding - Number outstanding | Options	1,858,292	2,022,535	2,300,000	3,800,000
Outstanding - Weighted average remaining contractual life (years)	2 years 7 months 6 days	2 years 7 months 6 days	2 years 4 months 24 days
Outstanding - Weighted average exercise prices	£ 10.43	£ 11.61	£ 11.86	£ 12.38
Exercisable - Number exercisable | Options	300,000	200,000	500,000
Exercisable - Weighted average exercise prices	£ 12.48	£ 12.26	£ 12.64
SAYE options | Minimum
Summary of options exercise price range
Exercise price	7.37	9.64
SAYE options | Maximum
Summary of options exercise price range
Exercise price	£ 14.55	£ 14.55
SAYE options | Between 7 and 8
Summary of options exercise price range
Outstanding - Number outstanding | Options	500,000
Outstanding - Weighted average remaining contractual life (years)	4 years 1 month 6 days
Outstanding - Weighted average exercise prices	£ 7.37
SAYE options | Between 7 and 8 | Minimum
Summary of options exercise price range
Exercise price	7
SAYE options | Between 7 and 8 | Maximum
Summary of options exercise price range
Exercise price	£ 8
SAYE options | Between 9 and 10
Summary of options exercise price range
Outstanding - Number outstanding | Options	400,000	400,000	400,000
Outstanding - Weighted average remaining contractual life (years)	2 years 2 months 12 days	3 years 2 months 12 days	4 years 2 months 12 days
Outstanding - Weighted average exercise prices	£ 9.64	£ 9.64	£ 9.64
SAYE options | Between 9 and 10 | Minimum
Summary of options exercise price range
Exercise price	9	9	9
SAYE options | Between 9 and 10 | Maximum
Summary of options exercise price range
Exercise price	£ 10	£ 10	£ 10
SAYE options | Between 11 and 12
Summary of options exercise price range
Outstanding - Number outstanding | Options	800,000	1,200,000	1,200,000
Outstanding - Weighted average remaining contractual life (years)	2 years 4 months 24 days	2 years 8 months 12 days	2 years 2 months 12 days
Outstanding - Weighted average exercise prices	£ 11.48	£ 11.38	£ 11.11
Exercisable - Number exercisable | Options	200,000	100,000	300,000
Exercisable - Weighted average exercise prices	£ 11.12	£ 11.04	£ 11.11
SAYE options | Between 11 and 12 | Minimum
Summary of options exercise price range
Exercise price	11	11	11
SAYE options | Between 11 and 12 | Maximum
Summary of options exercise price range
Exercise price	£ 12	£ 12	£ 12
SAYE options | Between 13 and 14
Summary of options exercise price range
Outstanding - Number outstanding | Options	100,000	200,000	300,000
Outstanding - Weighted average remaining contractual life (years)	1 year 4 months 24 days	1 year 7 months 6 days	2 years 2 months 12 days
Outstanding - Weighted average exercise prices	£ 13.94	£ 13.94	£ 13.94
Exercisable - Number exercisable | Options		100,000
Exercisable - Weighted average exercise prices		£ 13.94
SAYE options | Between 13 and 14 | Minimum
Summary of options exercise price range
Exercise price	13	13	13
SAYE options | Between 13 and 14 | Maximum
Summary of options exercise price range
Exercise price	£ 14	£ 14	£ 14
SAYE options | Between 14 and 15
Summary of options exercise price range
Outstanding - Number outstanding | Options	100,000	200,000	400,000
Outstanding - Weighted average remaining contractual life (years)	4 months 24 days	1 year 4 months 24 days	1 year 3 months 18 days
Outstanding - Weighted average exercise prices	£ 14.55	£ 14.55	£ 14.55
Exercisable - Number exercisable | Options	100,000		200,000
Exercisable - Weighted average exercise prices	£ 14.55		£ 14.55
SAYE options | Between 14 and 15 | Minimum
Summary of options exercise price range
Exercise price	14	14	14
SAYE options | Between 14 and 15 | Maximum
Summary of options exercise price range
Exercise price	£ 15	£ 15	£ 15